The Gabelli Asset Fund
Schedule of Investments — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS  — 99.5%
Aerospace  — 0.7%
9,000 HEICO Corp. ............................................. $ 1,719,000
9,125 L3Harris Technologies Inc. ....................... 1,944,537
4,850 Lockheed Martin Corp. ............................. 2,206,120
2,500 Mercury Systems Inc.† ............................. 73,750
5,800 Northrop Grumman Corp. ......................... 2,776,228
308,000 Rolls-Royce Holdings plc† ........................ 1,658,763
12,200 RTX Corp. ................................................ 1,189,866
2,700 The Boeing Co.† ....................................... 521,073
12,089,337
Agriculture  — 0.3%
76,000 Archer-Daniels-Midland Co. ...................... 4,773,560
19,500 The Mosaic Co. ........................................ 632,970
5,406,530
Automotive  — 1.4%
1,500 Daimler Truck Holding AG ......................... 75,994
5,000 Ferrari NV ................................................ 2,179,700
318,850 Iveco Group NV† ...................................... 4,747,080
126,200 PACCAR Inc. ............................................ 15,634,918
935 Tesla Inc.† ................................................ 164,364
40,000 Traton SE ................................................. 1,438,754
2,800 Volkswagen AG ........................................ 427,743
24,668,553
Automotive: Parts and Accessories  — 3.8%
63,500 BorgWarner Inc. ....................................... 2,205,990
72,800 Brembo SpA ............................................. 932,273
278,000 Dana Inc. ................................................. 3,530,600
260,340 Garrett Motion Inc.† ................................. 2,587,780
222,200 Genuine Parts Co. ..................................... 34,425,446
23,200 Modine Manufacturing Co.† ...................... 2,208,408
13,000 Monro Inc. ............................................... 410,020
16,600 O'Reilly Automotive Inc.† ......................... 18,739,408
30,000 Standard Motor Products Inc. ................... 1,006,500
66,046,425
Aviation: Parts and Services  — 0.4%
20,000 Curtiss-Wright Corp. ................................ 5,118,800
45,000 Kaman Corp. ............................................ 2,064,150
15,000 Triumph Group Inc.† ................................ 225,600
7,408,550
Broadcasting  — 1.2%
500 Cogeco Communications Inc. ................... 22,177
16,800 Cogeco Inc. .............................................. 705,710
30,000 Corus Entertainment Inc., Cl. B ................. 15,786
29,750 Liberty Broadband Corp., Cl. A† ................ 1,699,320
64,580 Liberty Broadband Corp., Cl. C† ................ 3,695,914
33,500 Liberty Media Corp.-Liberty Formula One,
Cl. A† ................................................... 1,967,790
39,100 Liberty Media Corp.-Liberty Formula One,
Cl. C† ................................................... 2,564,960
Shares
Market
Value
198,147 Liberty Media Corp.-Liberty SiriusXM† ...... $ 5,886,947
50,000 Liberty Media Corp.-Liberty SiriusXM,
Cl. A† ................................................... 1,485,000
5,500 Nexstar Media Group Inc. ......................... 947,595
30,000 Sinclair Inc. .............................................. 404,100
16,000 TBS Holdings Inc. ..................................... 444,445
20,000 TEGNA Inc. .............................................. 298,800
20,138,544
Building and Construction  — 1.1%
44,150 Arcosa Inc. ............................................... 3,790,719
1,850 Ashtead Group plc .................................... 131,692
33,200 Assa Abloy AB, Cl. B ................................. 952,515
1,050 Cie de Saint-Gobain SA ............................. 81,482
33,500 Fortune Brands Innovations Inc. ............... 2,836,445
47,000 Herc Holdings Inc. .................................... 7,910,100
10,625 Johnson Controls International plc ............ 694,025
5,000 KBR Inc. .................................................. 318,300
18,500 Knife River Corp.† .................................... 1,499,980
350 Lennar Corp., Cl. A ................................... 60,193
1,000 Lennar Corp., Cl. B ................................... 154,180
18,429,631
Business Services  — 2.8%
140,000 Clear Channel Outdoor Holdings Inc.† ....... 231,000
19,300 Ecolab Inc. ............................................... 4,456,370
1,450 Jacobs Solutions Inc. ............................... 222,908
9,000 Live Nation Entertainment Inc.† ................ 951,930
59,950 Mastercard Inc., Cl. A ............................... 28,870,122
30,000 The Interpublic Group of Companies Inc. .. 978,900
2,275 United Rentals Inc. ................................... 1,640,525
17,200 V2X Inc.† ................................................. 803,412
58,000 Vestis Corp. ............................................. 1,117,660
35,350 Visa Inc., Cl. A .......................................... 9,865,478
49,138,305
Cable and Satellite  — 1.8%
35,000 AMC Networks Inc., Cl. A† ........................ 424,550
4,900 Charter Communications Inc., Cl. A† ......... 1,424,087
354,300 Comcast Corp., Cl. A ................................ 15,358,905
17,000 EchoStar Corp., Cl. A† .............................. 242,250
8,050 Naspers Ltd., Cl. N ................................... 1,427,047
3,000 Prosus NV ................................................ 94,103
322,000 Rogers Communications Inc., Cl. B ........... 13,202,000
32,172,942
Communications Equipment  — 0.2%
77,000 Corning Inc. ............................................. 2,537,920
1,450 QUALCOMM Inc. ...................................... 245,485
2,783,405
Computer Hardware  — 0.2%
12,400 Apple Inc. ................................................ 2,126,352
5,300 International Business Machines Corp. ...... 1,012,088
3,138,440

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Computer Software and Services  — 1.9%
255 Accenture plc, Cl. A .................................. $ 88,386
420 Adobe Inc.† .............................................. 211,932
10,600 Alphabet Inc., Cl. A† ................................. 1,599,858
38,500 Alphabet Inc., Cl. C† ................................. 5,862,010
250 Autodesk Inc.† ......................................... 65,105
6,000 Cisco Systems Inc. ................................... 299,460
600 Dynatrace Inc.† ........................................ 27,864
450 Elastic NV† .............................................. 45,108
23,000 Hewlett Packard Enterprise Co. ................. 407,790
25,150 Meta Platforms Inc., Cl. A ......................... 12,212,337
11,450 Microsoft Corp. ........................................ 4,817,244
2,700 Oracle Corp. ............................................. 339,147
1,200 Palantir Technologies Inc., Cl. A† .............. 27,612
515 Palo Alto Networks Inc.† .......................... 146,327
50,000 PAR Technology Corp.† ............................ 2,268,000
12,475 Rockwell Automation Inc. ......................... 3,634,342
1,275 Salesforce Inc. ......................................... 384,004
900 Snowflake Inc., Cl. A† ............................... 145,440
2,500 Unity Software Inc.† ................................. 66,750
32,648,716
Consumer Products  — 3.5%
25,000 Brunswick Corp. ....................................... 2,413,000
10,350 Christian Dior SE ...................................... 8,670,475
37,000 Church & Dwight Co. Inc. ......................... 3,859,470
336,100 Edgewell Personal Care Co. ...................... 12,986,904
88,150 Energizer Holdings Inc. ............................. 2,595,136
9,000 Essity AB, Cl. A ......................................... 214,406
40,000 Essity AB, Cl. B ......................................... 949,925
2,780 Givaudan SA ............................................ 12,379,531
28,000 Harley-Davidson Inc. ................................ 1,224,720
1,700 Hermes International SCA ......................... 4,339,350
3,500 National Presto Industries Inc. .................. 293,300
20,350 Philip Morris International Inc. .................. 1,864,467
28,450 Reckitt Benckiser Group plc ...................... 1,620,177
60,000 Sally Beauty Holdings Inc.† ...................... 745,200
40,000 Spectrum Brands Holdings Inc. ................ 3,560,400
3,700 The Estee Lauder Companies Inc., Cl. A ..... 570,355
13,500 The Procter & Gamble Co. ........................ 2,190,375
1,200 Unilever plc .............................................. 60,212
4,000 VF Corp. ................................................... 61,360
31,000 Wolverine World Wide Inc. ....................... 347,510
60,946,273
Consumer Services  — 0.6%
1,800 Allegion plc .............................................. 242,478
3,200 Amazon.com Inc.† ................................... 577,216
6,500 Avis Budget Group Inc. ............................. 795,990
850 FedEx Corp. .............................................. 246,279
17,200 IAC Inc.† .................................................. 917,448
146,000 Rollins Inc. ............................................... 6,755,420
Shares
Market
Value
3,650 Uber Technologies Inc.† ........................... $ 281,013
9,815,844
Diversified Industrial  — 6.5%
9,650 ABB Ltd., ADR .......................................... 447,374
450 Acuity Brands Inc. .................................... 120,929
40,000 Ampco-Pittsburgh Corp.† ......................... 86,800
5,000 Ardagh Group SA† ................................... 22,275
60,000 Avantor Inc.† ........................................... 1,534,200
331,500 Bollore SE ................................................ 2,213,784
182,300 Crane Co. ................................................. 24,634,199
6,550 Crane NXT Co. .......................................... 405,445
11,050 Eaton Corp. plc ......................................... 3,455,114
3,200 Emerson Electric Co. ................................ 362,944
1,000 Enpro Inc. ................................................ 168,770
1,900 General Electric Co. .................................. 333,507
117,450 Greif Inc., Cl. A ......................................... 8,109,922
1,300 GXO Logistics Inc.† .................................. 69,888
41,250 Honeywell International Inc. ...................... 8,466,563
4,000 Hyster-Yale Materials Handling Inc. ........... 256,680
16,700 Ingersoll Rand Inc. ................................... 1,585,665
168,200 ITT Inc. .................................................... 22,880,246
13,500 Jardine Matheson Holdings Ltd. ................ 503,550
237,150 Myers Industries Inc. ................................ 5,494,765
17,200 nVent Electric plc ...................................... 1,296,880
10,000 Park-Ohio Holdings Corp. ......................... 266,800
25,500 Pentair plc ................................................ 2,178,720
325 Siemens AG ............................................. 62,047
6,000 Sulzer AG ................................................. 729,833
9,300 Svenska Cellulosa AB SCA, Cl. A ............... 142,663
36,000 Svenska Cellulosa AB SCA, Cl. B ............... 552,578
170,600 Textron Inc. .............................................. 16,365,658
228,000 Toray Industries Inc. ................................. 1,092,858
10,800 Trane Technologies plc ............................. 3,242,160
200,500 Trinity Industries Inc. ................................ 5,583,925
2,800 Waters Corp.† .......................................... 963,844
113,630,586
Electronics  — 4.0%
50,000 Flex Ltd.† ................................................. 1,430,500
42,000 Kyocera Corp., ADR .................................. 561,120
1,300 Mettler-Toledo International Inc.† .............. 1,730,677
375,000 Mirion Technologies Inc.† ......................... 4,263,750
213,000 Resideo Technologies Inc.† ...................... 4,775,460
2,100 Samsung Electronics Co. Ltd., GDR .......... 3,122,700
100 Samsung Electronics Co. Ltd., New York,
GDR ..................................................... 148,702
407,550 Sony Group Corp., ADR ............................ 34,943,337
28,400 TE Connectivity Ltd. .................................. 4,124,816
70,125 Texas Instruments Inc. ............................. 12,216,476
4,315 Thermo Fisher Scientific Inc. ..................... 2,507,921
69,825,459

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Energy and Utilities  — 3.2%
49,200 BP plc, ADR ............................................. $ 1,853,856
59,865 Chevron Corp. .......................................... 9,443,105
34,000 ConocoPhillips ......................................... 4,327,520
84,500 Devon Energy Corp. .................................. 4,240,210
35,000 Dril-Quip Inc.† .......................................... 788,550
27,000 Enbridge Inc. ............................................ 976,860
69,700 EOG Resources Inc. .................................. 8,910,448
53,000 Exxon Mobil Corp. .................................... 6,160,720
132,000 Halliburton Co. ......................................... 5,203,440
200 Hess Corp. ............................................... 30,528
20,000 Kinder Morgan Inc. ................................... 366,800
63,000 National Fuel Gas Co. ................................ 3,384,360
28,000 NextEra Energy Inc. .................................. 1,789,480
34,000 Occidental Petroleum Corp. ...................... 2,209,660
55,000 PG&E Corp. .............................................. 921,800
16,000 Schlumberger NV ..................................... 876,960
1,300 Severn Trent plc ....................................... 40,528
5,700 Shell plc, ADR .......................................... 382,128
27,500 Southwest Gas Holdings Inc. .................... 2,093,575
89,100 The AES Corp. .......................................... 1,597,563
3,707 Vitesse Energy Inc. ................................... 87,967
55,686,058
Entertainment  — 5.5%
119,800 Atlanta Braves Holdings Inc., Cl. A† .......... 5,019,620
330,771 Atlanta Braves Holdings Inc., Cl. C† .......... 12,919,915
52,500 Fox Corp., Cl. A ........................................ 1,641,675
30,000 Fox Corp., Cl. B ........................................ 858,600
913,000 Grupo Televisa SAB, ADR ......................... 2,921,600
13,934 Liberty Media Corp.-Liberty Live, Cl. A† .... 590,105
27,434 Liberty Media Corp.-Liberty Live, Cl. C† .... 1,202,158
151,720 Madison Square Garden Entertainment
Corp.† .................................................. 5,948,941
123,383 Madison Square Garden Sports Corp.† ..... 22,766,631
100 Netflix Inc.† .............................................. 60,733
191,250 Ollamani SAB† ......................................... 345,468
356,891 Paramount Global, Cl. A ............................ 7,790,931
60,000 Paramount Global, Cl. B ............................ 706,200
175,920 Sphere Entertainment Co.† ....................... 8,634,154
1,475 Take-Two Interactive Software Inc.† .......... 219,023
103,200 The Walt Disney Co. ................................. 12,627,552
315,000 Vivendi SE ................................................ 3,432,361
901,950 Warner Bros Discovery Inc.† .................... 7,874,023
95,559,690
Environmental Services  — 2.9%
7,500 Phinia Inc. ................................................ 288,225
176,300 Republic Services Inc. .............................. 33,750,872
1,200 Veralto Corp. ............................................ 106,392
74,000 Waste Connections Inc. ............................ 12,728,740
Shares
Market
Value
18,500 Waste Management Inc. ........................... $ 3,943,275
50,817,504
Equipment and Supplies  — 10.3%
2,225 3M Co. ..................................................... 236,006
301,350 AMETEK Inc. ............................................ 55,116,915
21,000 Amphenol Corp., Cl. A .............................. 2,422,350
14,200 AZZ Inc. ................................................... 1,097,802
35,950 Crown Holdings Inc. ................................. 2,849,397
117,550 CTS Corp. ................................................ 5,500,164
4,600 Danaher Corp. .......................................... 1,148,712
21,000 Distribution Solutions Group Inc.† ............ 745,080
323,250 Donaldson Co. Inc. ................................... 24,140,310
384,550 Flowserve Corp. ....................................... 17,566,244
48,500 Graco Inc. ................................................ 4,532,810
11,000 Hubbell Inc. .............................................. 4,565,550
72,850 IDEX Corp. ............................................... 17,776,857
37,500 Interpump Group SpA .............................. 1,828,246
158,000 Mueller Industries Inc. .............................. 8,520,940
92,500 Sealed Air Corp. ....................................... 3,441,000
24,000 The Manitowoc Co. Inc.† .......................... 339,360
46,650 The Timken Co. ........................................ 4,078,610
16,000 The Toro Co. ............................................ 1,466,080
68,000 The Weir Group plc .................................. 1,735,406
29,000 Valmont Industries Inc. ............................. 6,620,120
58,600 Watts Water Technologies Inc., Cl. A ......... 12,455,430
178,183,389
Financial Services  — 10.0%
40,000 AllianceBernstein Holding LP .................... 1,389,600
125,250 American Express Co. ............................... 28,518,172
1,300 Ameriprise Financial Inc. ........................... 569,972
7,400 Bank of America Corp. .............................. 280,608
10,000 Barclays plc .............................................. 23,123
64 Berkshire Hathaway Inc., Cl. A† ................ 40,604,160
53,400 Blackstone Inc. ......................................... 7,015,158
5,625 Brookfield Asset Management Ltd., Cl. A ... 236,362
22,000 Brookfield Corp. ....................................... 921,140
1,250 Capital One Financial Corp. ....................... 186,113
21,250 Citigroup Inc. ........................................... 1,343,850
1,500 EXOR NV ................................................. 166,763
40,000 FTAI Aviation Ltd. ..................................... 2,692,000
50,000 GAM Holding AG† .................................... 14,498
30,800 Interactive Brokers Group Inc., Cl. A ......... 3,440,668
2,050 Intercontinental Exchange Inc. .................. 281,732
28,000 Jefferies Financial Group Inc. .................... 1,234,800
64,975 JPMorgan Chase & Co. ............................. 13,014,492
76,700 KKR & Co. Inc. ......................................... 7,714,486
2,000 Lazard Inc. ............................................... 83,740
82,500 Loews Corp. ............................................. 6,458,925
6,450 M&T Bank Corp. ....................................... 938,088
16,000 Marsh & McLennan Companies Inc. .......... 3,295,680
1,800 Nasdaq Inc. .............................................. 113,580

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Financial Services (Continued)
12,000 Popular Inc. ............................................. $ 1,057,080
20,000 PROG Holdings Inc. .................................. 688,800
87,800 State Street Corp. ..................................... 6,788,696
9,750 T. Rowe Price Group Inc. .......................... 1,188,720
361,900 The Bank of New York Mellon Corp. .......... 20,852,678
20,000 The Goldman Sachs Group Inc. ................. 8,353,800
18,000 The Hartford Financial Services Group Inc. 1,854,900
25,100 The PNC Financial Services Group Inc. ...... 4,056,160
9,000 Value Line Inc. ......................................... 364,500
142,800 Wells Fargo & Co. .................................... 8,276,688
174,019,732
Food and Beverage  — 12.7%
119,014 BellRing Brands Inc.† ............................... 7,025,396
604,400 Brown-Forman Corp., Cl. A ....................... 32,002,980
85,450 Brown-Forman Corp., Cl. B ....................... 4,410,929
67,000 Campbell Soup Co. ................................... 2,978,150
720,000 China Mengniu Dairy Co. Ltd. ................... 1,545,439
23,400 Coca-Cola Europacific Partners plc ............ 1,636,830
15,400 Coca-Cola HBC AG ................................... 486,511
22,000 Conagra Brands Inc. ................................. 652,080
5,800 Constellation Brands Inc., Cl. A ................. 1,576,208
24,000 Crimson Wine Group Ltd.† ....................... 138,960
83,100 Danone SA ............................................... 5,369,284
20,000 Davide Campari-Milano NV ....................... 200,968
1,000 Diageo plc ................................................ 37,270
190,750 Diageo plc, ADR ....................................... 28,372,155
60,000 Farmer Brothers Co.† ............................... 214,200
202,200 Flowers Foods Inc. ................................... 4,802,250
30,600 Fomento Economico Mexicano SAB de CV,
ADR ..................................................... 3,986,262
69,000 General Mills Inc. ..................................... 4,827,930
1,386,000 Grupo Bimbo SAB de CV, Cl. A .................. 6,542,117
10,500 Heineken Holding NV ................................ 847,329
74,150 Heineken NV ............................................ 7,146,908
19,350 Heineken NV, ADR .................................... 935,186
128,050 ITO EN Ltd. .............................................. 3,128,081
7,000 John Bean Technologies Corp. .................. 734,230
18,800 Kellanova ................................................. 1,077,052
56,500 Kerry Group plc, Cl. A ............................... 4,909,927
450 Kerry Group plc, Cl. A ............................... 38,567
788,250 Kikkoman Corp. ........................................ 10,080,935
16,785 LVMH Moet Hennessy Louis Vuitton SE .... 15,097,054
54,000 Maple Leaf Foods Inc. .............................. 885,416
37,000 MEIJI Holdings Co. Ltd. ............................ 806,580
148,000 Mondelēz International Inc., Cl. A .............. 10,360,000
86,000 Morinaga Milk Industry Co. Ltd. ................ 1,757,154
19,500 National Beverage Corp.† ......................... 925,470
39,500 Nestlé SA ................................................. 4,193,741
280,800 Nissin Foods Holdings Co. Ltd. ................. 7,735,077
Shares
Market
Value
48,250 PepsiCo Inc. ............................................. $ 8,444,233
44,850 Pernod Ricard SA ..................................... 7,255,544
67,200 Post Holdings Inc.† .................................. 7,142,016
60,800 Remy Cointreau SA .................................. 6,129,111
16,450 Suntory Beverage & Food Ltd. .................. 555,505
2,500 The Boston Beer Co. Inc., Cl. A† ............... 761,050
17,700 The Coca-Cola Co. .................................... 1,082,886
18,900 The J.M. Smucker Co. .............................. 2,378,943
90,000 The Kraft Heinz Co. ................................... 3,321,000
210,000 Tingyi (Cayman Islands) Holding Corp. ..... 230,206
24,978 Tootsie Roll Industries Inc. ....................... 800,029
5,000 TreeHouse Foods Inc.† ............................. 194,750
5,000 WK Kellogg Co. ........................................ 94,000
203,300 Yakult Honsha Co. Ltd. ............................. 4,152,488
220,006,387
Health Care  — 5.8%
8,000 Abbott Laboratories .................................. 909,280
23,700 AbbVie Inc. .............................................. 4,315,770
26,915 Amgen Inc. .............................................. 7,652,473
11,100 AstraZeneca plc, ADR ............................... 752,025
35,000 Bausch + Lomb Corp.† ............................. 605,500
9,000 Bausch Health Cos. Inc.† .......................... 95,490
41,200 Baxter International Inc. ............................ 1,760,888
7,900 Biogen Inc.† ............................................. 1,703,477
850 BioMarin Pharmaceutical Inc.† ................. 74,239
6,000 Bio-Rad Laboratories Inc., Cl. A† .............. 2,075,220
74,450 Bristol-Myers Squibb Co. .......................... 4,037,424
25,000 Catalent Inc.† ........................................... 1,411,250
8,800 Cencora Inc. ............................................. 2,138,312
2,000 Charles River Laboratories International
Inc.† ..................................................... 541,900
7,300 Chemed Corp. .......................................... 4,686,089
7,200 CONMED Corp. ........................................ 576,576
5,000 DaVita Inc.† ............................................. 690,250
102,300 Demant A/S† ............................................ 5,075,161
30,000 DENTSPLY SIRONA Inc. ........................... 995,700
4,000 Elevance Health Inc. ................................. 2,074,160
340 Eli Lilly & Co. ........................................... 264,506
118,000 Evolent Health Inc., Cl. A† ......................... 3,869,220
13,900 Fortrea Holdings Inc.† .............................. 557,946
4,350 Gerresheimer AG ...................................... 489,949
1,400 Guardant Health Inc.† ............................... 28,882
10,750 Haleon plc ................................................ 45,195
15,000 Halozyme Therapeutics Inc.† .................... 610,200
21,830 HCA Healthcare Inc. .................................. 7,280,960
83,336 Henry Schein Inc.† ................................... 6,293,535
460 Humana Inc. ............................................ 159,491
1,500 ICU Medical Inc.† ..................................... 160,980
4,500 Indivior plc† ............................................. 96,214
13,000 Integer Holdings Corp.† ............................ 1,516,840
22,300 Johnson & Johnson ................................. 3,527,637

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Health Care (Continued)
10,000 Laboratory Corp. of America Holdings ....... $ 2,184,600
3,000 McKesson Corp. ....................................... 1,610,550
19,700 Medtronic plc ........................................... 1,716,855
41,400 Merck & Co. Inc. ...................................... 5,462,730
950 Moderna Inc.† .......................................... 101,232
65,000 Option Care Health Inc.† ........................... 2,180,100
17,500 Perrigo Co. plc ......................................... 563,325
14,000 QuidelOrtho Corp.† ................................... 671,160
550 Regeneron Pharmaceuticals Inc.† ............. 529,369
40,000 Roche Holding AG, ADR ........................... 1,276,800
6,900 Stryker Corp. ............................................ 2,469,303
28,794 Tenet Healthcare Corp.† ............................ 3,026,537
8,500 The Cigna Group ...................................... 3,087,115
20,000 The Cooper Companies Inc. ...................... 2,029,200
1,560 UnitedHealth Group Inc. ........................... 771,732
3,800 Vertex Pharmaceuticals Inc.† .................... 1,588,438
20,350 Zimmer Biomet Holdings Inc. ................... 2,685,793
7,450 Zoetis Inc. ................................................ 1,260,615
100,288,193
Hotels and Gaming  — 1.0%
10,000 Accor SA .................................................. 467,142
15,000 Caesars Entertainment Inc.† ..................... 656,100
2,000 Churchill Downs Inc. ................................ 247,500
3,000 Entain plc ................................................. 30,193
225 Flutter Entertainment plc† ......................... 44,841
310,000 Genting Singapore Ltd. ............................. 203,185
8,000 Hyatt Hotels Corp., Cl. A ........................... 1,276,960
2,594,100 Mandarin Oriental International Ltd. .......... 4,033,825
149,350 MGM Resorts International† ..................... 7,050,813
15,500 Ryman Hospitality Properties Inc., REIT .... 1,791,955
783,000 The Hongkong & Shanghai Hotels Ltd.† .... 595,236
19,000 Universal Entertainment Corp. ................... 241,736
3,000 Wyndham Hotels & Resorts Inc. ............... 230,250
6,200 Wynn Resorts Ltd. ................................... 633,826
17,503,562
Machinery  — 6.6%
22,000 Astec Industries Inc. ................................. 961,620
95,920 Caterpillar Inc. .......................................... 35,147,966
1,457,150 CNH Industrial NV .................................... 18,884,664
112,000 Deere & Co. ............................................. 46,002,880
5,000 Generac Holdings Inc.† ............................ 630,700
13,000 Mueller Water Products Inc., Cl. A ............. 209,170
96,000 Xylem Inc. ................................................ 12,407,040
114,244,040
Manufactured Housing and Recreational
Vehicles  — 0.3%
9,690 Cavco Industries Inc.† .............................. 3,866,891
825 Nobility Homes Inc. .................................. 26,817
Shares
Market
Value
21,000 Skyline Champion Corp.† ......................... $ 1,785,210
5,678,918
Metals and Mining  — 2.6%
46,850 Agnico Eagle Mines Ltd. ........................... 2,794,602
600 Anglo American plc .................................. 14,781
147,400 Barrick Gold Corp. .................................... 2,452,736
55,500 Franco-Nevada Corp. ................................ 6,613,380
105,350 Freeport-McMoRan Inc. ............................ 4,953,557
18,000 Kinross Gold Corp. ................................... 110,340
15,000 MP Materials Corp.† ................................. 214,500
374,450 Newmont Corp. ........................................ 13,420,288
99,000 Royal Gold Inc. ......................................... 12,059,190
73,750 Wheaton Precious Metals Corp. ................ 3,475,838
46,109,212
Publishing  — 1.5%
111,000 News Corp., Cl. A ..................................... 2,905,980
54,650 S&P Global Inc. ........................................ 23,250,842
106,000 The E.W. Scripps Co., Cl. A† ..................... 416,580
26,573,402
Real Estate  — 0.7%
14,000 American Tower Corp., REIT ..................... 2,766,260
2,200 Prologis Inc., REIT ................................... 286,484
131,500 The St. Joe Co. ......................................... 7,623,055
35,000 Weyerhaeuser Co., REIT ........................... 1,256,850
11,932,649
Retail  — 2.6%
56,100 AutoNation Inc.† ...................................... 9,289,038
700 AutoZone Inc.† ......................................... 2,206,155
19,000 CarMax Inc.† ............................................ 1,655,090
20,632 Costco Wholesale Corp. ............................ 15,115,622
97,600 CVS Health Corp. ...................................... 7,784,576
2,250 Dollar Tree Inc.† ....................................... 299,588
1,100 Lowe's Companies Inc. ............................. 280,203
1,050 McDonald's Corp. ..................................... 296,047
1,400 NIKE Inc., Cl. B ......................................... 131,572
1,900 Restaurant Brands International Inc. ......... 150,955
15,000 Rush Enterprises Inc., Cl. B ...................... 799,350
1,825 Starbucks Corp. ....................................... 166,787
2,550 The Home Depot Inc. ................................ 978,180
84,000 The Kroger Co. ......................................... 4,798,920
30,000 Walgreens Boots Alliance Inc. ................... 650,700
7,110 Walmart Inc. ............................................ 427,809
1,650 Zalando SE† ............................................. 47,155
45,077,747
Semiconductors  — 0.1%
1,350 Advanced Micro Devices Inc.† .................. 243,661
385 Broadcom Inc. ......................................... 510,283
800 Infineon Technologies AG ......................... 27,200
7,900 Intel Corp. ................................................ 348,943

The Gabelli Asset Fund
Schedule of Investments (Continued) — March 31, 2024 (Unaudited)
Shares
Market
Value
COMMON STOCKS (Continued)
Semiconductors (Continued)
800 Micron Technology Inc. ............................ $ 94,312
1,224,399
Specialty Chemicals  — 0.3%
1,100 Air Products and Chemicals Inc. ............... 266,497
22,000 DuPont de Nemours Inc. .......................... 1,686,740
36,000 H.B. Fuller Co. .......................................... 2,870,640
18,000 Sensient Technologies Corp. ..................... 1,245,420
6,069,297
Telecommunications  — 1.4%
2,200 AT&T Inc. ................................................. 38,720
155,250 Deutsche Telekom AG, ADR ...................... 3,758,603
52,000 GCI Liberty Inc., Escrow†(a) ..................... 0
14,000 Hellenic Telecommunications Organization
SA ........................................................ 206,470
23,400 Hellenic Telecommunications Organization
SA, ADR ............................................... 168,012
133,500 Liberty Global Ltd., Cl. A† ......................... 2,258,820
218,750 Liberty Global Ltd., Cl. C† ......................... 3,858,750
5,600 Orange SA, ADR ....................................... 65,912
7,300 SoftBank Group Corp., ADR ...................... 216,883
2,285,200 Telecom Italia SpA† .................................. 554,959
36,000 Telefonica Brasil SA, ADR ......................... 362,520
269,000 Telefonica SA, ADR ................................... 1,186,290
626,300 Telephone and Data Systems Inc. .............. 10,033,326
77,900 Telesat Corp.† .......................................... 669,940
18,700 TIM SA, ADR ............................................ 331,925
10,000 VEON Ltd., ADR† ..................................... 240,100
7,650 Verizon Communications Inc. ................... 320,994
24,272,224
Transportation  — 1.3%
10,000 Canadian Pacific Kansas City Ltd. .............. 881,700
155,500 GATX Corp. .............................................. 20,841,665
900 Union Pacific Corp. ................................... 221,337
21,944,702
Wireless Communications  — 0.3%
61,750 America Movil SAB de CV, ADR ................. 1,152,255
215,000 Operadora De Sites Mexicanos SAB de CV 261,241
20,885 T-Mobile US Inc. ...................................... 3,408,850
14,500 United States Cellular Corp.† .................... 529,250
5,351,596
TOTAL COMMON STOCKS .................. 1,728,830,241
CLOSED-END FUNDS  — 0.1%
2,000 Altaba Inc., Escrow† ................................. 4,800
10,700 Royce Global Value Trust Inc. ................... 114,383
78,000 Royce Value Trust Inc. .............................. 1,183,260
TOTAL CLOSED-END FUNDS ................ 1,302,443
Shares
Market
Value
PREFERRED STOCKS  — 0.0%
Electronics  — 0.0%
95 WESCO International Inc., Ser. A, 10.625% $ 2,499
Principal
Amount
U.S. GOVERNMENT OBLIGATIONS  — 0.4%
$ 7,450,000 U.S. Treasury Bills,
5.279% to 5.313%††,
06/06/24 to 06/27/24 ............................ 7,369,263
TOTAL INVESTMENTS — 100.0%
(Cost $407,974,050) ............................. $ 1,737,504,446
(a) Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
† Non-income producing security.
†† Represents annualized yields at dates of purchase.
ADR American Depositary Receipt
GDR Global Depositary Receipt
REIT Real Estate Investment Trust